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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number          811-05426
                                   ---------------------------------------------

                              AIM Investment Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices)  (Zip code)

      Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:       (713) 626-1919
                                                   -----------------------------

Date of fiscal year end:     10/31
                         --------------------

Date of reporting period:    07/31/05
                          -------------------

Item 1.  Schedule of Investments.

                          AIM DEVELOPING MARKETS FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--

AIMinvestments.com                 DVM-QTR-1 7/05           A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--95.08%

AUSTRIA--0.46%
Raiffeisen International Bank-Holding A.G. (Diversified Banks)
(Acquired 04/22/05; Cost $1,005,600)                              (a)(b)                      23,700                   $  1,336,755
===================================================================================================================================

BRAZIL--8.91%
Banco Itau Holding Financeira S.A.-Pfd. (Diversified
Banks)                                                                                        23,700                      4,491,050
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Brasileira de Distribuicao Grupo Pao de
Acucar-ADR (Hypermarkets & Super Centers)                         (c)                         90,400                      1,977,952
-----------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas-ADR (Brewers)                                               16,320                        404,736
-----------------------------------------------------------------------------------------------------------------------------------
Companhia de Bebidas das Americas-Pfd.-ADR
(Brewers)                                                                                     90,600                      2,818,566
-----------------------------------------------------------------------------------------------------------------------------------
Lojas Americanas S.A.-Pfd. (General Merchandise
Stores)                                                                                      138,500                      2,758,361
-----------------------------------------------------------------------------------------------------------------------------------
Natura Cosmeticos S.A. (Personal Products)                                                    69,700                      2,342,857
-----------------------------------------------------------------------------------------------------------------------------------
Perdigao S.A.-Pfd. (Packaged Foods & Meats)                                                  109,300                      2,569,009
-----------------------------------------------------------------------------------------------------------------------------------
Petroleo Brasileiro S.A.-ADR (Integrated Oil & Gas)                                          138,800                      6,345,936
-----------------------------------------------------------------------------------------------------------------------------------
Tele Norte Leste Participacoes S.A.-ADR (Integrated
Telecommunication Services)                                                                  144,234                      2,260,147
===================================================================================================================================
                                                                                                                         25,968,614
===================================================================================================================================

CANADA--1.30%
PetroKazakhstan Inc.-Class A (Integrated Oil & Gas)                                            48,000                     2,028,914
-----------------------------------------------------------------------------------------------------------------------------------
Sherritt International Corp. (Diversified Metals &
Mining)                                                                                      200,000                      1,754,472
===================================================================================================================================
                                                                                                                          3,783,386
===================================================================================================================================

CAYMAN ISLANDS--3.40%
China Mengniu Dairy Co. Ltd. (Packaged Foods &
Meats)                                                            (d)                      2,032,000                      1,519,851
-----------------------------------------------------------------------------------------------------------------------------------
Focus Media Holding Ltd.-ADR (Advertising)                        (a)                         75,700                      1,459,496
-----------------------------------------------------------------------------------------------------------------------------------
Global Bio-chem Technology Group Co. Ltd.
(Agricultural Products)                                           (d)                      2,158,000                      1,079,562
-----------------------------------------------------------------------------------------------------------------------------------
Luen Thai Holdings Ltd. (Distributors)                            (d)                      2,488,000                        766,364
-----------------------------------------------------------------------------------------------------------------------------------
Norstar Founders Group Ltd. (Auto Parts & Equipment)              (d)                      6,976,000                      1,786,291
-----------------------------------------------------------------------------------------------------------------------------------
Shanda Interactive Entertainment Ltd.-ADR (Home
Entertainment Software)                                           (a)(c)                      55,900                      1,828,483
-----------------------------------------------------------------------------------------------------------------------------------
Solomon Systech International Ltd. (Semiconductors)               (d)                      4,626,000                      1,465,632
===================================================================================================================================
                                                                                                                          9,905,679
===================================================================================================================================

CHINA--4.01%
China Petroleum and Chemical Corp. (Sinopec)-Class H
(Integrated Oil & Gas)                                            (d)                      4,252,000                      1,853,613
-----------------------------------------------------------------------------------------------------------------------------------
China Shipping Development Co. Ltd.-Class H (Marine)              (d)                      1,418,000                      1,054,491
-----------------------------------------------------------------------------------------------------------------------------------
Ping An Insurance (Group) Co. of China, Ltd.-Class H
(Life & Health Insurance)                                         (d)                      1,683,000                      2,806,822
-----------------------------------------------------------------------------------------------------------------------------------

DVM-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
CHINA--(CONTINUED)

Shanghai Electric Group Co. Ltd.-Class H (Heavy
Electrical Equipment) (Acquired 04/22/05; Cost
$2,308,820)                                                       (a)(b)                  10,486,000                   $  2,616,914
-----------------------------------------------------------------------------------------------------------------------------------
Shanghai Forte Land Co. Ltd.-Class H (Real Estate
Management & Development)                                         (d)                      5,010,000                      1,445,164
-----------------------------------------------------------------------------------------------------------------------------------
Weiqiao Textile Co. Ltd.-Class H (Textiles)                       (d)                      1,060,500                      1,391,782
-----------------------------------------------------------------------------------------------------------------------------------
Yantai North Andre Juice Co. Ltd.-Class H (Packaged
Foods & Meats)                                                                             7,440,000                        507,255
===================================================================================================================================
                                                                                                                         11,676,041
===================================================================================================================================

EGYPT--2.33%
Orascom Construction Industries (Construction &
Engineering)                                                      (d)                        230,112                      6,793,635
===================================================================================================================================

HONG KONG--0.59%
CNOOC Ltd. (Oil & Gas Exploration & Production)                   (d)                      2,492,000                      1,731,765
===================================================================================================================================

HUNGARY--4.58%
EGIS Rt. (Pharmaceuticals)                                        (d)                         39,500                      4,059,168
-----------------------------------------------------------------------------------------------------------------------------------
MOL Magyar Olaj-es Gazipari Rt.(Integrated Oil & Gas)             (d)                         17,300                      1,730,026
-----------------------------------------------------------------------------------------------------------------------------------
OTP Bank Rt. (Diversified Banks)                                  (d)                        126,400                      4,746,790
-----------------------------------------------------------------------------------------------------------------------------------
OTP Bank Rt.-GDR REGS (Diversified Banks)
(Acquired 01/15/03-04/15/03; Cost $767,189)                       (b)(c)                      37,100                      2,815,890
-----------------------------------------------------------------------------------------------------------------------------------
Technoimpex (Multi-Sector Holdings) (Acquired
11/22/90; Cost $2,989,406)                                        (a)(b)(e)(f)                 1,400                              0
===================================================================================================================================
                                                                                                                         13,351,874
===================================================================================================================================

INDIA--5.30%
HDFC Bank Ltd.-ADR (Diversified Banks)                                                       101,061                      5,133,899
-----------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies Ltd.-ADR (IT Consulting & Other
Services)                                                         (c)                         94,800                      6,747,864
-----------------------------------------------------------------------------------------------------------------------------------
Ranbaxy Laboratories Ltd.-GDR (Pharmaceuticals)                                               96,000                      1,075,200
-----------------------------------------------------------------------------------------------------------------------------------
Tata Motors Ltd.-ADR (Construction, Farm Machinery
& Heavy Trucks)                                                                              232,000                      2,505,600
===================================================================================================================================
                                                                                                                         15,462,563
===================================================================================================================================

INDONESIA--1.36%
PT Astra Agro Lestari TBK (Agricultural Products)                 (d)                      3,710,500                      1,556,707
-----------------------------------------------------------------------------------------------------------------------------------
PT Telekomunikasi Indonesia-Series B (Integrated
Telecommunication Services)                                       (d)                      4,199,000                      2,396,923
===================================================================================================================================
                                                                                                                          3,953,630
===================================================================================================================================

ISRAEL--0.30%
Teva Pharmaceutical Industries Ltd.-ADR
(Pharmaceuticals)                                                                             27,800                        872,920
===================================================================================================================================

LUXEMBOURG--1.72%
Millicom International Cellular S.A. (Wireless
Telecommunication Services)                                       (a)(c)                      71,900                      1,527,156
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A.-ADR (Oil & Gas Equipment & Services)                                             37,068                      3,479,573
===================================================================================================================================
                                                                                                                          5,006,729
===================================================================================================================================

DVM-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MALAYSIA--2.57%
IOI Corp. Berhad (Agricultural Products)                          (d)                        666,000                   $  1,952,336
-----------------------------------------------------------------------------------------------------------------------------------
Maxis Communications Berhad (Wireless
Telecommunication Services)                                       (d)                      1,055,100                      2,810,973
-----------------------------------------------------------------------------------------------------------------------------------
Public Bank Berhad (Diversified Banks)                            (d)                        684,000                      1,349,517
-----------------------------------------------------------------------------------------------------------------------------------
SP Setia Berhad (Real Estate Management &
Development)                                                                               1,216,000                      1,394,161
===================================================================================================================================
                                                                                                                          7,506,987
===================================================================================================================================

MEXICO--8.05%
Alfa, S.A.-Class A (Industrial Conglomerates)                                                233,300                      1,410,457
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V.-Series L-ADR (Wireless
Telecommunication Services)                                                                  279,600                      6,223,896
-----------------------------------------------------------------------------------------------------------------------------------
Consorcio ARA, S.A. de C.V. (Homebuilding)                        (c)                        424,700                      1,553,145
-----------------------------------------------------------------------------------------------------------------------------------
Corporacion GEO, S.A. de C.V.-Series B
(Homebuilding)                                                    (a)(c)                     872,600                      2,415,379
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Financiero Banorte S.A. de C.V.-Class O
(Diversified Banks)                                                                          397,800                      3,341,655
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A.-ADR (Broadcasting & Cable TV)                                             25,328                      1,670,888
-----------------------------------------------------------------------------------------------------------------------------------
Urbi, Desarrollos Urbanos, S.A. de C.V. (Homebuilding)            (a)(c)                     382,700                      2,387,360
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart de Mexico S.A. de C.V.-Series V
(Hypermarkets & Super Centers)                                                               999,800                      4,473,435
===================================================================================================================================
                                                                                                                         23,476,215
===================================================================================================================================

PHILIPPINES--2.36%
Philippine Long Distance Telephone Co. (Integrated
Telecommunication Services)                                       (d)                        196,500                      5,679,159
-----------------------------------------------------------------------------------------------------------------------------------
SM Prime Holdings, Inc. (Real Estate Management &
Development)                                                      (d)                      9,095,000                      1,196,966
===================================================================================================================================
                                                                                                                          6,876,125
===================================================================================================================================

RUSSIA--6.14%
AO VimpelCom-ADR (Wireless Telecommunication
Services)                                                         (a)                         73,800                      2,832,444
-----------------------------------------------------------------------------------------------------------------------------------
LUKOIL-ADR (Integrated Oil & Gas)                                 (g)                        199,032                      8,210,070
-----------------------------------------------------------------------------------------------------------------------------------
Mobile TeleSystems-ADR (Wireless Telecommunication
Services)                                                                                    149,700                      5,308,362
-----------------------------------------------------------------------------------------------------------------------------------
NovaTek OAO-GDR REGS (Oil & Gas Exploration &
Production) (Acquired 07/21/05; Cost $1,256,250)                  (a)(b)(e)                   75,000                      1,552,500
===================================================================================================================================
                                                                                                                         17,903,376
===================================================================================================================================

SOUTH AFRICA--10.56%
Barloworld Ltd. (Industrial Conglomerates)                        (d)                        121,900                      1,837,863
-----------------------------------------------------------------------------------------------------------------------------------
Foschini Ltd. (Apparel Retail)                                    (d)                        451,600                      2,984,333
-----------------------------------------------------------------------------------------------------------------------------------
Impala Platinum Holdings Ltd. (Precious Metals &
Minerals)                                                         (d)                         11,001                      1,018,039
-----------------------------------------------------------------------------------------------------------------------------------
JD Group Ltd. (Home Improvement Retail)                           (d)                        210,000                      2,354,175
-----------------------------------------------------------------------------------------------------------------------------------
Massmart Holdings Ltd. (Hypermarkets & Super
Centers)                                                          (d)                        502,500                      3,758,509
-----------------------------------------------------------------------------------------------------------------------------------
Naspers Ltd.-Class N (Broadcasting & Cable TV)                    (d)                        367,000                      5,353,972
-----------------------------------------------------------------------------------------------------------------------------------
Standard Bank Group Ltd. (Diversified Banks)                      (d)                        722,586                      7,761,711
-----------------------------------------------------------------------------------------------------------------------------------

DVM-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SOUTH AFRICA--(CONTINUED)
Telkom South Africa Ltd. (Integrated
Telecommunication Services) (Acquired 11/25/03-
06/18/04; Cost $3,233,413)                                        (b)(d)                     299,700                   $  5,715,576
===================================================================================================================================
                                                                                                                         30,784,178
===================================================================================================================================

SOUTH KOREA--16.81%
Cheil Communications Inc. (Advertising)                           (d)                          7,800                      1,519,127
-----------------------------------------------------------------------------------------------------------------------------------
CJ Corp. (Packaged Foods & Meats)                                 (d)                         58,350                      4,062,113
-----------------------------------------------------------------------------------------------------------------------------------
Core Logic Inc. (Semiconductors)                                  (d)                         26,890                        911,823
-----------------------------------------------------------------------------------------------------------------------------------
Daekyo Co., Ltd. (Publishing)                                     (d)                         23,500                      1,591,312
-----------------------------------------------------------------------------------------------------------------------------------
Gravity Co. Ltd.-ADR (Casinos & Gaming)                           (a)                        302,100                      2,383,569
-----------------------------------------------------------------------------------------------------------------------------------
Hana Bank (Diversified Banks)                                     (e)(f)                     143,300                      4,557,071
-----------------------------------------------------------------------------------------------------------------------------------
Hankook Tire Co. Ltd. (Tires & Rubber)                            (d)                        174,700                      2,169,117
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Department Store Co., Ltd. (Department
Stores)                                                           (d)                         88,700                      4,684,460
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Mipo Dockyard Co., Ltd. (Construction, Farm
Machinery & Heavy Trucks)                                         (d)                         46,000                      2,836,127
-----------------------------------------------------------------------------------------------------------------------------------
Hyundai Motor Co. (Automobile Manufacturers)                      (d)                         26,000                      1,788,910
-----------------------------------------------------------------------------------------------------------------------------------
Kiryung Electronics Co., Ltd. (Communications
Equipment)                                                        (d)                        349,000                      2,391,991
-----------------------------------------------------------------------------------------------------------------------------------
KT Freetel Co., Ltd. (Wireless Telecommunication
Services)                                                         (d)                         78,100                      2,060,465
-----------------------------------------------------------------------------------------------------------------------------------
LG.Philips LCD Co., Ltd.-ADR (Electronic Equipment
Manufacturers)                                                    (a)(c)                     104,000                      2,394,080
-----------------------------------------------------------------------------------------------------------------------------------
POSCO-ADR (Steel)                                                                             38,600                      1,926,140
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-GDR REGS (Electronic
Equipment Manufacturers) (Acquired 11/03/00-
08/29/01; Cost $1,423,508)                                        (b)(d)                      17,723                      4,898,879
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co., Ltd.-Pfd. (Electronic
Equipment Manufacturers)                                          (d)                         11,300                      4,240,418
-----------------------------------------------------------------------------------------------------------------------------------
Shinsegae Co., Ltd. (Hypermarkets & Super Centers)                (d)                          4,380                      1,543,299
-----------------------------------------------------------------------------------------------------------------------------------
STX Shipbuilding Co., Ltd. (Construction, Farm
Machinery & Heavy Trucks)                                         (d)                         64,000                      1,340,711
-----------------------------------------------------------------------------------------------------------------------------------
Woongjin Coway Co., Ltd. (Housewares & Specialties)               (d)                         96,500                      1,691,013
===================================================================================================================================
                                                                                                                         48,990,625
===================================================================================================================================

TAIWAN--8.11%
Asia Optical Co., Inc. (Photographic Products)                    (d)                        420,609                      2,984,867
-----------------------------------------------------------------------------------------------------------------------------------
Catcher Technology Co., Ltd. (Computer Storage &
Peripherals)                                                      (a)(d)                     659,400                      5,803,658
-----------------------------------------------------------------------------------------------------------------------------------
Chinatrust Financial Holding Co. Ltd. (Diversified
Banks)                                                            (d)                      2,119,540                      2,237,217
-----------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd. (Electronic
Equipment Manufacturers)                                          (d)                        485,959                      2,722,136
-----------------------------------------------------------------------------------------------------------------------------------
Hon Hai Precision Industry Co., Ltd.-GDR REGS
(Electronic Equipment Manufacturers)  (Acquired
08/14/02-03/10/03; Cost $1,083,791)                               (b)(d)                     205,993                      2,334,385
-----------------------------------------------------------------------------------------------------------------------------------
Hotai Motor Co. Ltd. (Automobile Manufacturers)                   (d)                        790,000                      1,979,249
-----------------------------------------------------------------------------------------------------------------------------------
Novatek Microelectronics Corp., Ltd. (Semiconductors)             (d)                        306,220                      1,281,968
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd.
(Semiconductors)                                                  (d)                      1,179,146                      1,962,287
-----------------------------------------------------------------------------------------------------------------------------------

DVM-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TAIWAN--(CONTINUED)

Taiwan Semiconductor Manufacturing Co. Ltd.-Equity
Participation Ctfs., expiring 01/13/06 (ABN AMRO) (Acquired
01/02/03-06/14/04; Cost $1,332,392)                               (b)                      1,397,009                   $  2,328,395
===================================================================================================================================
                                                                                                                         23,634,162
===================================================================================================================================

THAILAND--2.98%
Bangkok Bank PCL-NVDR (Diversified Banks)                         (e)                        481,000                      1,147,199
-----------------------------------------------------------------------------------------------------------------------------------
Kasikornbank PCL (Diversified Banks)                              (d)                      1,697,000                      2,439,699
-----------------------------------------------------------------------------------------------------------------------------------
Siam Cement PCL (The) (Construction Materials)                    (d)                        230,000                      1,349,613
-----------------------------------------------------------------------------------------------------------------------------------
Siam Commercial Bank PCL (Diversified Banks)                      (d)                      2,437,600                      2,847,161
-----------------------------------------------------------------------------------------------------------------------------------
Thai Oil PCL (Oil & Gas Refining & Marketing)                     (d)                        629,000                        898,662
===================================================================================================================================
                                                                                                                          8,682,334
===================================================================================================================================

TURKEY--2.12%
Haci Omer Sabanci Holding A.S. (Multi-Sector
Holdings)                                                         (d)                        413,100                      1,764,754
-----------------------------------------------------------------------------------------------------------------------------------
Koc Holding A.S. (Industrial Conglomerates)                       (d)                        550,047                      2,518,630
-----------------------------------------------------------------------------------------------------------------------------------
Tupras-Turkiye Petrol Rafinerileri A.S. (Oil & Gas
Refining, Marketing & Transportation)                             (d)                        130,814                      1,903,123
===================================================================================================================================
                                                                                                                          6,186,507
===================================================================================================================================

UNITED KINGDOM--1.12%
Anglo American PLC (Diversified Metals & Mining)                  (d)                        129,700                      3,269,138
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost $156,976,209)                                                       277,153,238
===================================================================================================================================

MONEY MARKET FUNDS--1.97%
Liquid Assets Portfolio-Institutional Class                       (h)                      2,866,857                      2,866,857
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                          (h)                      2,866,857                      2,866,857
===================================================================================================================================

Total Money Market Funds (Cost $5,733,714)                                                                                5,733,714
===================================================================================================================================

TOTAL INVESTMENTS--97.05% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $162,709,923)                                                                                  282,886,952
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--2.95%
Liquid Assets Portfolio-Institutional Class                       (h)(i)                   4,297,961                      4,297,961
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                          (h)(i)                   4,297,961                      4,297,961
===================================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $8,595,922)                                                                      8,595,922
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $171,305,845)                                                                        $291,482,874
___________________________________________________________________________________________________________________________________
===================================================================================================================================

DVM-QTR-1

Investment Abbreviations:

ADR                                American Depositary Receipt

Ctfs.                              Certificates

GDR                                Global Depositary Receipt

NVDR                               Non-Voting Depositary Receipt

Pfd.                               Preferred

REGS                               Regulation S

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $23,599,294, which represented 8.10% of the Fund's Total Investments. Unless otherwise indicated, these securities are not considered to be illiquid.

(c) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $157,984,027, which represented 54.20% of the Fund's Total Investments. See
     Note 1A.

(e) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2005 was $7,256,770, which represented 2.49% of the Fund's Total Investments. See Note 1A.

(f) Security considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities. The aggregate market value of these securities considered illiquid at July 31, 2005 was $4,557,071, which represented 1.56% of the Fund's Total Investments.

(g) In accordance with the procedures established by the Board of Trustees, security fair valued based on an evaluated quote provided by an independent pricing service. The market value of this security at July 31, 2005 represented 2.82% of the Fund's Total Investments. See Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying notes which are an integral part of this schedule.

DVM-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

     Companies are listed in the Schedule of Investments based on the country in which they are organized.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

DVM-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

DVM-QTR-1

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                         CHANGE IN
                           MARKET                        PROCEEDS        UNREALIZED          MARKET                      REALIZED
                            VALUE         PURCHASES        FROM         APPRECIATION         VALUE       DIVIDEND          GAIN
FUND                      10/31/04         AT COST         SALES        (DEPRECIATION)      07/31/05      INCOME          (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class    $  1,179,829  $   27,855,635  $  (26,168,607)   $           --    $  2,866,857  $    71,174     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio--
Institutional Class       1,179,829      27,855,635     (26,168,607)               --       2,866,857       71,639               --
===================================================================================================================================
    SUBTOTAL           $  2,359,658  $   55,711,270  $  (52,337,214)   $           --    $  5,733,714  $   142,813     $         --
===================================================================================================================================


INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                         CHANGE IN
                            MARKET                       PROCEEDS       UNREALIZED         MARKET                       REALIZED
                             VALUE        PURCHASES        FROM        APPRECIATION        VALUE        DIVIDEND          GAIN
FUND                       10/31/04        AT COST         SALES       (DEPRECIATION)     07/31/05       INCOME*         (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio--
Institutional Class    $   6,498,615  $   41,133,632 $ (43,334,286)    $           --    $  4,297,961  $    87,899     $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime                 6,498,615      40,673,998   (42,874,652)                --       4,297,961       88,893               --
Portfolio--
Institutional Class
===================================================================================================================================
    SUBTOTAL           $  12,997,230  $   81,807,630 $ (86,208,938)    $           --    $  8,595,922  $   176,792     $         --
===================================================================================================================================
    TOTAL              $  15,356,888  $  137,518,900 $(138,546,152)    $           --    $ 14,329,636  $   319,605     $         --
===================================================================================================================================

* Net of compensation to counterparties.

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At July 31, 2005, securities with an aggregate value of $8,363,344 were on loan to brokers. The loans were secured by cash collateral of $8,595,922 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $176,792 for securities lending transactions, which are net of compensation to counterparties.

DVM-QTR-1

NOTE 4--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $66,271,999 and $71,452,712, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 125,528,025
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (5,872,409)
================================================================================
Net unrealized appreciation of investment securities              $ 119,655,616
================================================================================
Cost of investments for tax purposes is $171,827,258.

DVM-QTR-1

                          AIM GLOBAL HEALTH CARE FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005


[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com                  GHC-QTR-1 7/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC STOCKS--62.12%
BIOTECHNOLOGY--13.40%
Abgenix, Inc.                                                   (a)                          237,500                 $    2,462,875
-----------------------------------------------------------------------------------------------------------------------------------
Affymetrix, Inc.                                                (a)                           36,300                      1,694,847
-----------------------------------------------------------------------------------------------------------------------------------
Amgen Inc.                                                      (a)                        1,020,700                     81,400,825
-----------------------------------------------------------------------------------------------------------------------------------
Athersys Inc.-Class F, Conv. Pfd. (Acquired 04/17/00;
Cost $5,000,000)                                                (a)(b)(c)(d)                 416,667                        297,917
-----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc.                                                (a)                          764,584                     30,040,505
-----------------------------------------------------------------------------------------------------------------------------------
Corgentech Inc.                                                 (a)                          327,650                        884,655
-----------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals, Inc.                                    (a)(e)                     1,011,300                     17,283,117
-----------------------------------------------------------------------------------------------------------------------------------
DOV Pharmaceutical, Inc.                                        (a)                           60,500                      1,279,575
-----------------------------------------------------------------------------------------------------------------------------------
Human Genome Sciences, Inc.                                     (a)                          137,000                      2,007,050
-----------------------------------------------------------------------------------------------------------------------------------
Incyte Corp.                                                    (a)                          244,311                      1,947,159
-----------------------------------------------------------------------------------------------------------------------------------
Indevus Pharmaceuticals, Inc.                                   (a)(e)                     1,645,000                      5,231,101
-----------------------------------------------------------------------------------------------------------------------------------
Ingenex, Inc.-Series B, Pfd. (Acquired 09/27/94; Cost
$600,000)                                                       (a)(b)(c)(d)                 103,055                              0
-----------------------------------------------------------------------------------------------------------------------------------
Keryx Biopharmaceuticals, Inc.                                  (a)                           97,600                      1,636,752
-----------------------------------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals                                         (a)                          609,016                      9,129,150
-----------------------------------------------------------------------------------------------------------------------------------
OSI Pharmaceuticals, Inc.                                       (a)                           91,055                      3,760,571
-----------------------------------------------------------------------------------------------------------------------------------
Protein Design Labs, Inc.                                       (a)(e)                     2,565,000                     58,456,350
-----------------------------------------------------------------------------------------------------------------------------------
Rigel Pharmaceuticals, Inc.                                     (a)                          185,894                      4,023,676
-----------------------------------------------------------------------------------------------------------------------------------
Serologicals Corp.                                              (a)                          577,500                     13,282,500
-----------------------------------------------------------------------------------------------------------------------------------
Tercica, Inc.                                                   (a)                          119,400                      1,180,866
===================================================================================================================================
                                                                                                                        235,999,491
===================================================================================================================================

HEALTH CARE EQUIPMENT--16.94%
Advanced Medical Optics, Inc.                                   (a)(e)                       149,000                      6,193,930
-----------------------------------------------------------------------------------------------------------------------------------
ATS Medical, Inc.                                               (a)                          866,524                      3,180,143
-----------------------------------------------------------------------------------------------------------------------------------
Bard (C.R.), Inc.                                                                             61,600                      4,114,264
-----------------------------------------------------------------------------------------------------------------------------------
Baxter International Inc.                                       (e)                          204,200                      8,018,934
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.                                                                        296,300                     16,100,942
-----------------------------------------------------------------------------------------------------------------------------------
Becton, Dickinson and Co.                                                                     81,600                      4,518,192
-----------------------------------------------------------------------------------------------------------------------------------
Biomet, Inc.                                                    (e)                          222,700                      8,491,551
-----------------------------------------------------------------------------------------------------------------------------------
Cytyc Corp.                                                     (a)                          485,573                     12,119,902
-----------------------------------------------------------------------------------------------------------------------------------
Dionex Corp.                                                    (a)                          290,500                     13,409,480
-----------------------------------------------------------------------------------------------------------------------------------
EPIX Pharmaceuticals Inc.                                       (a)                          249,700                      2,204,851
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                            (a)                          208,000                     13,946,400
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                 70,800                      4,871,040
-----------------------------------------------------------------------------------------------------------------------------------
IntraLase Corp.                                                 (a)                           79,900                      1,665,915
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.                                          (a)                           27,400                      1,643,178
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                 (e)                          912,500                     49,220,250
-----------------------------------------------------------------------------------------------------------------------------------
SonoSite, Inc.                                                  (a)                          732,300                     24,532,050
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.                                          (a)                        1,296,600                     61,471,806
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.                                           (a)                          612,500                     18,289,250
-----------------------------------------------------------------------------------------------------------------------------------
Varian Inc.                                                     (a)                          451,000                     16,898,970
-----------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc.                                    (a)(e)                       238,400                      9,359,584
-----------------------------------------------------------------------------------------------------------------------------------
Vnus Medical Technologies                                       (a)(e)                       329,200                      4,095,248
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.                                                    (a)                          306,700                     13,887,376
===================================================================================================================================
                                                                                                                        298,233,256
===================================================================================================================================

GHC-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE FACILITIES--2.80%
Community Health Systems, Inc.                                  (a)                          923,800                 $   35,667,918
-----------------------------------------------------------------------------------------------------------------------------------
HCA Inc.                                                                                     144,100                      7,096,925
-----------------------------------------------------------------------------------------------------------------------------------
Triad Hospitals, Inc.                                           (a)                          129,700                      6,442,199
===================================================================================================================================
                                                                                                                         49,207,042
===================================================================================================================================

HEALTH CARE SERVICES--3.92%
Caremark Rx, Inc.                                               (a)                          194,900                      8,688,642
-----------------------------------------------------------------------------------------------------------------------------------
DaVita, Inc.                                                    (a)                          137,900                      6,514,396
-----------------------------------------------------------------------------------------------------------------------------------
HMS Holdings Corp.                                              (a)(f)                     1,895,000                     14,591,500
-----------------------------------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc.                        (a)                          685,600                     39,236,888
===================================================================================================================================
                                                                                                                         69,031,426
===================================================================================================================================

HEALTH CARE SUPPLIES--0.29%
Gen-Probe Inc.                                                  (a)                           78,000                      3,439,020
-----------------------------------------------------------------------------------------------------------------------------------
Symmetry Medical Inc.                                           (a)                           68,500                      1,707,705
===================================================================================================================================
                                                                                                                          5,146,725
===================================================================================================================================

MANAGED HEALTH CARE--6.87%
Aetna Inc.                                                                                    85,700                      6,633,180
-----------------------------------------------------------------------------------------------------------------------------------
Coventry Health Care, Inc.                                      (a)                          120,700                      8,537,111
-----------------------------------------------------------------------------------------------------------------------------------
Health Net, Inc.                                                (a)                          397,300                     15,415,240
-----------------------------------------------------------------------------------------------------------------------------------
Humana Inc.                                                     (a)                          126,700                      5,048,995
-----------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                                 (a)                          561,400                     42,778,680
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.                                                 (a)                          600,500                     42,479,370
===================================================================================================================================
                                                                                                                        120,892,576
===================================================================================================================================

PHARMACEUTICALS--17.90%
AtheroGenics, Inc.                                              (a)(e)                       150,000                      2,497,500
-----------------------------------------------------------------------------------------------------------------------------------
BioImagene, Inc.-Series B-2, Pfd. (Acquired 05/24/01;
Cost $1,350,000)                                                (a)(b)(c)(d)                 101,919                        102,663
-----------------------------------------------------------------------------------------------------------------------------------
Forest Laboratories, Inc.                                       (a)(e)                       416,200                     16,614,704
-----------------------------------------------------------------------------------------------------------------------------------
IVAX Corp.                                                      (a)(e)                       166,300                      4,237,324
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                               (e)                          178,000                     11,384,880
-----------------------------------------------------------------------------------------------------------------------------------
Lilly (Eli) and Co.                                             (e)                          764,800                     43,073,536
-----------------------------------------------------------------------------------------------------------------------------------
Medicines Co. (The)                                             (a)                          182,800                      3,990,524
-----------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp.-Class A                            (e)                          736,800                     24,992,256
-----------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc.                                                (a)(e)                       442,500                     12,080,250
-----------------------------------------------------------------------------------------------------------------------------------
Pfizer Inc.                                                                                3,433,800                     90,995,700
-----------------------------------------------------------------------------------------------------------------------------------
Salix Pharmaceuticals, Ltd.                                     (a)                           82,000                      1,582,600
-----------------------------------------------------------------------------------------------------------------------------------
Sepracor Inc.                                                   (a)(e)                       454,200                     23,777,370
-----------------------------------------------------------------------------------------------------------------------------------
Theravance, Inc.                                                (a)                          189,900                      3,987,900
-----------------------------------------------------------------------------------------------------------------------------------
Valeant Pharmaceuticals International                                                        127,400                      2,513,602
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                           (e)                        1,545,700                     70,715,775
-----------------------------------------------------------------------------------------------------------------------------------
XenoPort, Inc.                                                  (a)                          210,400                      2,619,480
===================================================================================================================================
                                                                                                                        315,166,064
===================================================================================================================================


Total Domestic Stocks (Cost $924,177,685)                                                                             1,093,676,580
===================================================================================================================================

GHC-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTEREST--27.62%
CANADA--1.42%
QLT Inc. (Biotechnology)                                        (a)(e)                     2,934,800                 $   25,033,844
===================================================================================================================================

DENMARK--1.46%
Novo Nordisk A.S.-Class B (Pharmaceuticals)                     (g)                          498,500                     25,750,760
===================================================================================================================================

FRANCE--3.42%
Sanofi-Aventis (Pharmaceuticals)                                (g)                          325,000                     28,054,426
-----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis-ADR (Pharmaceuticals)                                                         744,000                     32,215,200
===================================================================================================================================
                                                                                                                         60,269,626
===================================================================================================================================

GERMANY--0.51%
Merck KGaA (Pharmaceuticals)                                    (g)                          101,582                      9,026,231
===================================================================================================================================

INDIA--0.03%
Wockhardt Ltd. (Pharmaceuticals)                                (g)                           45,000                        454,548
===================================================================================================================================

ISRAEL--0.22%
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)                                    120,400                      3,780,560
===================================================================================================================================

JAPAN--8.65%
Astellas Pharma Inc. (Pharmaceuticals)                          (g)                        1,901,000                     61,766,539
-----------------------------------------------------------------------------------------------------------------------------------
Eisai Co., Ltd. (Pharmaceuticals)                               (g)                        2,267,000                     77,107,855
-----------------------------------------------------------------------------------------------------------------------------------
Kyorin Pharmaceutical Co., Ltd. (Pharmaceuticals)               (g)                          648,000                      8,237,315
-----------------------------------------------------------------------------------------------------------------------------------
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals)               (g)                          102,900                      2,334,966
-----------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co., Ltd. (Pharmaceuticals)                          (g)                          235,000                      2,898,967
===================================================================================================================================
                                                                                                                        152,345,642
===================================================================================================================================

NETHERLANDS--0.18%
Akzo Nobel N.V. (Diversified Chemicals)                         (g)                           35,000                      1,439,950
-----------------------------------------------------------------------------------------------------------------------------------
Akzo Nobel N.V.-ADR (Diversified Chemicals)                                                   40,000                      1,645,200
===================================================================================================================================
                                                                                                                          3,085,150
===================================================================================================================================

SWITZERLAND--9.58%
Novartis A.G. (Pharmaceuticals)                                 (g)                           20,000                        972,726
-----------------------------------------------------------------------------------------------------------------------------------
Novartis A.G.-ADR (Pharmaceuticals)                                                          866,000                     42,182,860
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holding A.G. (Pharmaceuticals)                            (g)                          926,000                    125,571,883
===================================================================================================================================
                                                                                                                        168,727,469
===================================================================================================================================

UNITED KINGDOM--2.15%
Shire Pharmaceuticals Group PLC-ADR
(Pharmaceuticals)                                                                          1,080,200                     37,807,000
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$439,058,100)                                                                                                           486,280,830
===================================================================================================================================

GHC-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
MONEY MARKET FUNDS--1.25%
Liquid Assets Portfolio-Institutional Class                     (h)                       11,012,308                 $   11,012,308
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                        (h)                       11,012,308                     11,012,308
===================================================================================================================================

Total Money Market Funds (Cost $22,024,616)                                                                              22,024,616
===================================================================================================================================
TOTAL INVESTMENTS--90.99% (excluding
investments purchased with cash collateral from securities
loaned) (Cost $1,385,260,401)                                                                                         1,601,982,026
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH
COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--9.01%
Liquid Assets Portfolio-Institutional Class                     (h)(i)                    79,284,227                     79,284,227
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                        (h)(i)                    79,284,227                     79,284,227
===================================================================================================================================
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $158,568,454)                                                                  158,568,454
===================================================================================================================================


TOTAL INVESTMENTS--100.00%  (Cost $1,543,828,855)                                                                    $1,760,550,480
___________________________________________________________________________________________________________________________________
===================================================================================================================================

Investment Abbreviations:

ADR                          American Depositary Receipt

Conv.                        Convertible

Pfd.                         Preferred

Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $400,580, which represented 0.02% of the Funds Total Investments. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.

(c) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2005 was $400,580, which represented 0.02% of the Fund's Total Investments. See Note 1A.

(d)  Security is considered venture capital. See Note 1F.

(e) All or a portion of this security has been pledged as collateral for securities lending transactions at July 31, 2005.

(f) The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The market value of this security as of July 31, 2005 represented 0.83% of the Fund's Total Investments. See Note 2.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $343,616,166, which represented 19.52% of the Fund's Total Investments. See
     Note 1A.

(h) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(i) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.


     See accompanying notes which are an integral part of this schedule.

GHC-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

GHC-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

E. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that

GHC-QTR-1
     day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

F. VENTURE CAPITAL INVESTMENTS -- The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

G. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2--INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the nine months ended July 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                                                                         CHANGE IN
                           MARKET                                        UNREALIZED         MARKET                       REALIZED
                           VALUE       PURCHASES         PROCEEDS       APPRECIATION        VALUE      DIVIDEND            GAIN
FUND                      10/31/04      AT COST         FROM SALES     (DEPRECIATION)      07/31/05    INCOME             (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class    $ 55,677,436  $  141,807,034  $ (186,472,162)   $           --    $ 11,012,308  $    321,251    $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional Class      55,677,436     141,807,034    (186,472,162)               --      11,012,308       325,786              --
===================================================================================================================================
    SUBTOTAL           $111,354,872  $  283,614,068  $ (372,944,324)   $           --    $ 22,024,616  $    647,037    $         --
===================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                        CHANGE IN
                          MARKET                                        UNREALIZED          MARKET                      REALIZED
                          VALUE        PURCHASES         PROCEEDS      APPRECIATION         VALUE      DIVIDEND           GAIN
FUND                     10/31/04       AT COST         FROM SALES     (DEPRECIATION)      07/31/05    INCOME*           (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio -
Institutional Class    $ 58,403,007  $ 250,933,524   $  (230,052,304)  $           --    $ 79,284,227  $      44,893   $         --
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio -
Institutional Class      58,403,007    249,562,504      (228,681,284)              --      79,284,227         45,521             --
===================================================================================================================================
     SUBTOTAL          $116,806,014  $ 500,496,028    $ (458,733,588)  $           --    $158,568,454  $      90,414   $         --
===================================================================================================================================

*Net of compensation to counterparties.

GHC-QTR-1

INVESTMENTS IN OTHER AFFILIATES:
The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the nine months ended July 31, 2005.


                                                                          CHANGE IN
                           MARKET                                         UNREALIZED         MARKET                      REALIZED
                           VALUE       PURCHASES        PROCEEDS         APPRECIATION        VALUE      DIVIDEND           GAIN
                          10/31/04      AT COST        FROM SALES        (DEPRECIATION)     07/31/05     INCOME           (LOSS)
-----------------------------------------------------------------------------------------------------------------------------------
HMS Holdings
Corp.                  $ 12,547,500  $          --   $  (2,722,965)    $     4,872,470   $  14,591,500 $          --   $   (105,505)
===================================================================================================================================
     TOTAL             $240,708,386  $ 784,110,096   $(834,400,877)    $     4,872,470   $ 195,184,570 $     737,451   $   (105,505)
===================================================================================================================================

NOTE 3--PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At July 31, 2005, securities with an aggregate value of $149,670,584 were on loan to brokers. The loans were secured by cash collateral of $158,568,454 received by the Fund and subsequently invested in affiliated money market funds. For the nine months ended July 31, 2005, the Fund received dividends on cash collateral of $90,414 for securities lending transactions, which are net of compensation to conterparties.

NOTE 4--OPTION CONTRACTS WRITTEN

                         TRANSACTIONS DURING THE PERIOD
-------------------------------------------------------------------------------
                                                       CALL OPTION CONTRACTS
                                                    ---------------------------
                                                     NUMBER OF       PREMIUMS
                                                     CONTRACTS       RECEIVED
                                                    -----------     -----------
Beginning of period                                          --     $        --
-------------------------------------------------------------------------------
Written                                                   7,353         982,955
-------------------------------------------------------------------------------
Closed                                                   (1,285)       (195,611)
-------------------------------------------------------------------------------
Expired                                                  (6,068)       (787,344)
===============================================================================
End of period                                                --     $        --
===============================================================================

GHC-QTR-1

NOTE 5--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $617,662,978 and $577,813,275, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $260,295,916
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (54,831,208)
===============================================================================
Net unrealized appreciation of investment securities               $205,464,708
===============================================================================
Cost of investments for tax purposes is $1,555,085,772.

GHC-QTR-1

                           AIM TRIMARK ENDEAVOR FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005



[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                        --Registered Trademark--


   AIMinvestments.com          T-END-QTR-1 7/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------

DOMESTIC COMMON STOCKS--64.00%
APPAREL RETAIL--4.27%
Ross Stores, Inc.                                                                            146,100                 $    3,871,650
===================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--4.69%
Liz Claiborne, Inc.                                                                          102,300                      4,256,703
===================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.30%
Investors Financial Services Corp.                                                            60,600                      2,085,852
===================================================================================================================================

AUTOMOTIVE RETAIL--2.63%
AutoZone, Inc.                                                  (a)                           24,500                      2,387,280
===================================================================================================================================

BREWERS--3.06%
Molson Coors Brewing Co.-Class B                                                              44,204                      2,771,591
===================================================================================================================================

COMMUNICATIONS EQUIPMENT--2.29%
Plantronics, Inc.                                                                             60,800                      2,076,928
===================================================================================================================================

HEALTH CARE EQUIPMENT--7.79%
Cytyc Corp.                                                     (a)                          131,200                      3,274,752
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International Inc.                            (a)                           56,524                      3,789,934
===================================================================================================================================
                                                                                                                          7,064,686
===================================================================================================================================

HEALTH CARE SUPPLIES--3.91%
DENTSPLY International Inc.                                                                   63,600                      3,545,700
===================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--4.89%
Manpower Inc.                                                                                 92,800                      4,435,840
===================================================================================================================================

INSURANCE BROKERS--4.12%
Arthur J. Gallagher & Co.                                                                    134,000                      3,737,260
===================================================================================================================================

LEISURE PRODUCTS--4.03%
Polaris Industries Inc.                                                                       66,000                      3,649,800
===================================================================================================================================

MANAGED HEALTH CARE--4.88%
WellPoint, Inc.                                                 (a)                           62,500                      4,421,250
===================================================================================================================================

PHARMACEUTICALS--5.44%
Endo Pharmaceuticals Holdings Inc.                              (a)                          173,200                      4,929,272
===================================================================================================================================

REGIONAL BANKS--4.37%
North Fork Bancorp., Inc.                                                                    144,750                      3,964,702
===================================================================================================================================

T-END-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS--5.33%
Wendy's International, Inc.                                                                   93,400                 $    4,828,780
===================================================================================================================================

Total Domestic Common Stocks (Cost $53,052,826)                                                                          58,027,294
===================================================================================================================================

FOREIGN STOCKS & OTHER EQUITY INTERESTS--23.43%
AUSTRALIA--2.82%
Cochlear Ltd. (Health Care Equipment)                           (b)                           83,700                      2,551,576
===================================================================================================================================

FRANCE--1.64%
Zodiac S.A. (Aerospace & Defense)                               (b)                           26,200                      1,490,569
===================================================================================================================================

GERMANY--2.08%
Hugo Boss A.G.-Pfd. (Apparel, Accessories & Luxury
Goods)                                                          (b)                           55,800                      1,882,145
===================================================================================================================================

IRELAND--6.10%
DCC PLC (Industrial Conglomerates)                                                            63,500                      1,402,768
-----------------------------------------------------------------------------------------------------------------------------------
Kingspan Group PLC (Building Products)                                                       166,000                      2,165,630
-----------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)                             (a)                           41,900                      1,961,339
===================================================================================================================================
                                                                                                                          5,529,737
===================================================================================================================================

JAPAN--1.74%
Nintendo Co., Ltd. (Home Entertainment Software)                (b)                           15,100                      1,581,317
===================================================================================================================================

MEXICO--4.63%
Grupo Modelo, S.A. de C.V.-Series C (Brewers)                                                593,700                      1,958,269
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                                            33,900                      2,236,383
===================================================================================================================================
                                                                                                                          4,194,652
===================================================================================================================================

NETHERLANDS--1.95%
Fugro N.V. (Oil & Gas Equipment & Services)                     (b)                           65,264                      1,767,889
===================================================================================================================================

SWEDEN--2.47%
Hoganas A.B.-Class B (Steel)                                    (b)                           41,500                      1,019,369
-----------------------------------------------------------------------------------------------------------------------------------
Munters A.B. (Industrial Machinery)                             (b)                           54,400                      1,221,544
===================================================================================================================================
                                                                                                                          2,240,913
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $16,544,497)                                                                                                       21,238,798
===================================================================================================================================

T-END-QTR-1

                                                                                        PRINCIPAL                         MARKET
                                                                                          AMOUNT                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--12.57%

FEDERAL HOME LOAN BANK (FHLB)--12.57%
Unsec. Disc. Notes,
3.10%, 08/01/05 (Cost $11,398,037)                              (c)                     $ 11,400,000                 $   11,398,037
===================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $80,995,360)                                                                                                   $   90,664,129
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Investment Abbreviations:

ADR- American Depositary Receipt
Disc.- Discounted
Pfd.- Preferred
Unsec.- Unsecured

Notes to Schedule of Investments:


(a)  Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $11,514,409, which represented 12.70% of the Fund's Total Investments. See
     Note 1A.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

     See accompanying notes which are an integral part of this schedule.

T-END-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

T-END-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

T-END-QTR-1

NOTE 2--FOREIGN CURRENCY CONTRACTS

                  OPEN FOREIGN CURRENCY CONTRACTS AT PERIOD END
-------------------------------------------------------------------------------
                                CONTRACT TO
                          ----------------------
SETTLEMENT                                                          UNREALIZED
DATE         CURRENCY     DELIVER       RECEIVE        VALUE       APPRECIATION
-------------------------------------------------------------------------------
11/15/05       EURO      3,000,000    $3,884,700    $ 3,655,622     $ 229,078
===============================================================================


NOTE 3--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $46,492,428 and $7,887,670, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $  11,103,166
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities         (1,499,368)
===============================================================================
Net unrealized appreciation of investment securities              $   9,603,798
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $81,060,331.

T-END-QTR-1

                                AIM TRIMARK FUND
            Quarterly Schedule of Portfolio Holdings o July 31, 2005

[Your goals. Our solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                        --Registered Trademark--


AIMinvestments.com           T-TRI-QTR-1 7/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--52.09%
BERMUDA--2.42%
Willis Group Holdings Ltd. (Insurance Brokers)                                                22,800                 $      756,048
===================================================================================================================================

FRANCE--0.99%
Sanofi-Aventis (Pharmaceuticals)                                (a)                            3,600                        310,757
===================================================================================================================================

IRELAND--7.00%
Anglo Irish Bank Corp. PLC (Diversified Banks)                  (a)                           44,901                        603,464
-----------------------------------------------------------------------------------------------------------------------------------
Kerry Group PLC-Class A (Packaged Foods & Meats)                (a)                           35,200                        878,841
-----------------------------------------------------------------------------------------------------------------------------------
Ryanair Holdings PLC-ADR (Airlines)                             (b)                           15,100                        706,831
===================================================================================================================================
                                                                                                                          2,189,136
===================================================================================================================================

ITALY--0.46%
Luxottica Group S.p.A. (Apparel, Accessories & Luxury
Goods)                                                          (a)                            6,300                        144,865
===================================================================================================================================

JAPAN--4.82%
Canon Inc. (Office Electronics)                                 (a)                           20,000                        983,552
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co., Ltd. (Home Entertainment Software)                (a)                            5,000                        523,615
===================================================================================================================================
                                                                                                                          1,507,167
===================================================================================================================================

MEXICO--10.47%
Cemex S.A. de C.V.-ADR (Construction Materials)                                               33,986                      1,602,780
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Modelo S.A. de C.V.-Series C (Brewers)                                                 176,500                        582,170
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa, S.A.-ADR (Broadcasting & Cable TV)                                            16,500                      1,088,505
===================================================================================================================================
                                                                                                                          3,273,455
===================================================================================================================================

NETHERLANDS--2.76%
Vedior N.V. (Human Resource & Employment Services)              (a)                           57,468                        863,698
===================================================================================================================================

SWEDEN--2.60%
Telefonaktiebolaget LM Ericsson-Class B
(Communications Equipment)                                      (a)                          237,500                        813,313
===================================================================================================================================

T-TRI-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
SWITZERLAND--1.29%
Schindler Holding A.G. (Industrial Machinery)                   (a)                              300                $       122,499
-----------------------------------------------------------------------------------------------------------------------------------
Schindler Holding A.G.-Participation Ctfs. (Industrial
Machinery)                                                      (a)                              700                        282,021
===================================================================================================================================
                                                                                                                            404,520
===================================================================================================================================

UNITED KINGDOM--19.28%
Compass Group PLC (Restaurants)                                 (a)                          227,700                        982,615
-----------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline PLC (Pharmaceuticals)                           (a)                           22,179                        521,568
-----------------------------------------------------------------------------------------------------------------------------------
Reed Elsevier PLC (Publishing)                                  (a)                          140,600                      1,296,997
-----------------------------------------------------------------------------------------------------------------------------------
Smiths Group PLC (Industrial Conglomerates)                     (a)                           60,500                      1,017,401
-----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                         (a)                          161,957                        925,660
-----------------------------------------------------------------------------------------------------------------------------------
WPP Group PLC (Advertising)                                     (a)                          121,700                      1,285,785
===================================================================================================================================
                                                                                                                          6,030,026
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $15,058,057)                                                                                                       16,292,985
===================================================================================================================================

DOMESTIC COMMON STOCKS--42.46%

ASSET MANAGEMENT & CUSTODY BANKS--3.24%
State Street Corp.                                                                            20,400                      1,014,696
===================================================================================================================================

AUTO PARTS & EQUIPMENT--0.39%
BorgWarner, Inc.                                                                               2,100                        122,157
===================================================================================================================================

BROADCASTING & CABLE TV--2.96%
Clear Channel Communications, Inc.                                                            28,400                        926,976
===================================================================================================================================

CASINOS & GAMING--1.54%
Harrah's Entertainment, Inc.                                                                   6,100                        480,314
===================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--2.21%
RadioShack Corp.                                                                              29,500                        692,365
===================================================================================================================================

CONSTRUCTION MATERIALS--2.96%
Vulcan Materials Co.                                                                          13,200                        927,168
===================================================================================================================================

CONSUMER FINANCE--3.06%
American Express Co.                                                                          17,400                        957,000
===================================================================================================================================

DIVERSIFIED CHEMICALS--2.77%
Engelhard Corp.                                                                               30,200                        866,438
===================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--2.56%
Molex Inc.-Class A                                                                            31,100                        800,203
===================================================================================================================================

T-TRI-QTR-1

                                                                                                                          MARKET
                                                                                          SHARES                          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SERVICES--2.70%
IMS Health Inc.                                                                               31,000                 $      844,130
===================================================================================================================================

HOME IMPROVEMENT RETAIL--2.89%
Sherwin-Williams Co. (The)                                                                    19,000                        904,590
===================================================================================================================================

HYPERMARKETS & SUPER CENTERS--2.68%
Costco Wholesale Corp.                                                                        18,200                        836,654
===================================================================================================================================

INTERNET RETAIL--1.96%
IAC/InterActiveCorp                                             (b)                           23,000                        614,100
===================================================================================================================================

MANAGED HEALTH CARE--3.55%
WellPoint, Inc.                                                 (b)                           15,700                      1,110,618
===================================================================================================================================

PUBLISHING--1.61%
Meredith Corp.                                                                                10,200                        504,900
===================================================================================================================================

SPECIALTY CHEMICALS--2.61%
Sigma-Aldrich Corp.                                                                           12,700                        814,832
===================================================================================================================================

SYSTEMS SOFTWARE--2.77%
Oracle Corp.                                                    (b)                           63,700                        865,046
===================================================================================================================================

Total Domestic Common Stocks (Cost $11,985,260)                                                                          13,282,187
===================================================================================================================================

                                                                                           PRINCIPAL
                                                                                             AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES--5.45%
FEDERAL HOME LOAN BANK (FHLB)--5.45%
Unsec. Disc. Notes,
3.10%, 08/01/05 (Cost $1,703,706)                               (c)                  $     1,704,000                      1,703,706
===================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $28,747,023)                                                                                                    $  31,278,878
___________________________________________________________________________________________________________________________________
===================================================================================================================================


Investment Abbreviations:

ADR                         American Depositary Receipt

Ctfs.                       Certificates

Disc.                       Discounted

Unsec.                      Unsecured

T-TRI-QTR-1

Notes to Schedule of Investments:

(a) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at July 31, 2005 was $11,556,651, which represented 36.95% of the Fund's Total Investments. See
     Note 1A.

(b)  Non-income producing security.

(c) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

See accompanying notes which are an integral part of this schedule.


                                      F-4
T-TRI-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Companies are listed in the Schedule of Investments based on the country in which they are organized.


A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

T-TRI-QTR-1

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

T-TRI-QTR-1

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $17,060,692 and $7,325,923, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities      $     3,106,494
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (586,321)
===============================================================================
Net unrealized appreciation of investment securities            $     2,520,173
_______________________________________________________________________________
===============================================================================
Cost of investments for tax purposes is $28,758,705.

T-TRI-QTR-1

                        AIM TRIMARK SMALL COMPANIES FUND
           Quarterly Schedule of Portfolio Holdings o July, 31, 2005

[Your goals. Our Solutions.]                 [AIM INVESTMENTS LOGO APPEARS HERE]
  --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com              T-SCO-QTR-1 7/05            A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
July 31, 2005
(Unaudited)


                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--68.13%
ADVERTISING--1.60%
Harte-Hanks, Inc.                                                                  104,800                              $  2,850,560
====================================================================================================================================

AGRICULTURAL PRODUCTS--2.88%
Delta and Pine Land Co.                                                            192,200                                 5,141,350
====================================================================================================================================

AIR FREIGHT & LOGISTICS--6.20%
Dynamex Inc.                                                       (a)             363,209                                 6,425,167
------------------------------------------------------------------------------------------------------------------------------------
Pacer International, Inc.                                          (a)             183,000                                 4,637,220
====================================================================================================================================
                                                                                                                          11,062,387
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--2.26%
Hampshire Group, Ltd.                                              (a)             178,800                                 4,031,940
====================================================================================================================================

AUTOMOTIVE RETAIL--2.97%
Lithia Motors, Inc.-Class A                                                        170,400                                 5,307,960
====================================================================================================================================

BIOTECHNOLOGY--1.51%
Illumina, Inc.                                                     (a)             241,300                                 2,702,560
====================================================================================================================================

BUILDING PRODUCTS--1.66%
Trex Co., Inc.                                                     (a)             100,900                                 2,966,460
====================================================================================================================================

CASINOS & GAMING--0.55%
Argosy Gaming Co.                                                  (a)              20,900                                   977,911
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--3.52%
SpectraLink Corp.                                                                  570,762                                 6,281,236
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--3.62%
Sabre Holdings Corp.-Class A                                                       337,000                                 6,470,400
====================================================================================================================================

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--3.22%
FTI Consulting, Inc.                                               (a)             238,400                                 5,745,440
====================================================================================================================================

HEALTH CARE EQUIPMENT--2.00%
Bio-Rad Laboratories, Inc.-Class A                                 (a)              59,500                                 3,571,785
====================================================================================================================================


T-SCO-QTR-1                           F-1

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE SUPPLIES--6.83%
Cooper Cos., Inc. (The)                                                             71,224                              $  4,893,089
------------------------------------------------------------------------------------------------------------------------------------
DENTSPLY International Inc.                                                         50,200                                 2,798,650
------------------------------------------------------------------------------------------------------------------------------------
Inverness Medical Innovations, Inc.                                (a)              66,800                                 1,813,620
------------------------------------------------------------------------------------------------------------------------------------
Sybron Dental Specialties, Inc.                                    (a)              73,300                                 2,693,775
====================================================================================================================================
                                                                                                                          12,199,134
====================================================================================================================================

HUMAN RESOURCE & EMPLOYMENT SERVICES--1.47%
Learning Tree International, Inc.                                  (a)             211,400                                 2,631,930
====================================================================================================================================

LEISURE PRODUCTS--4.66%
Oakley, Inc.                                                                       155,700                                 2,908,476
------------------------------------------------------------------------------------------------------------------------------------
Polaris Industries Inc.                                                             98,000                                 5,419,400
====================================================================================================================================
                                                                                                                           8,327,876
====================================================================================================================================

OFFICE SERVICES & SUPPLIES--1.98%
HNI Corp.                                                                           60,700                                 3,529,705
====================================================================================================================================

PHARMACEUTICALS--5.73%
Endo Pharmaceuticals Holdings Inc.                                 (a)             359,200                                10,222,832
====================================================================================================================================

PUBLISHING--3.11%
ADVO, Inc.                                                                         157,900                                 5,550,185
====================================================================================================================================

REGIONAL BANKS--1.95%
Alabama National BanCorp.                                                           50,200                                 3,481,370
====================================================================================================================================

RESTAURANTS--1.31%
IHOP Corp.                                                                          53,200                                 2,336,544
====================================================================================================================================

SPECIALIZED CONSUMER SERVICES--2.91%
Alderwoods Group, Inc.                                             (a)             324,700                                 5,195,200
====================================================================================================================================

SPECIALTY CHEMICALS--1.96%
MacDermid, Inc.                                                                    105,900                                 3,505,290
====================================================================================================================================

SYSTEMS SOFTWARE--1.73%
Embarcadero Technologies, Inc.                                     (a)             493,400                                 3,083,750
====================================================================================================================================

THRIFTS & MORTGAGE FINANCE--2.50%
Northwest Bancorp, Inc.                                                            208,210                                 4,454,653
====================================================================================================================================

Total Domestic Common Stocks (Cost $107,033,336)                                                                         121,628,458
====================================================================================================================================


T-SCO-QTR-1                           F-2

                                                                                                                              MARKET
                                                                                    SHARES                                     VALUE
------------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY INTERESTS--15.62%
CANADA--15.62%
Cymat Corp. (Aluminum)
(Acquired 06/22/05; Cost $397,824)                                 (a)(b)(c)       700,000                              $    355,060
------------------------------------------------------------------------------------------------------------------------------------
Cymat Corp. (Aluminum)                                             (a)           1,797,500                                 1,013,054
------------------------------------------------------------------------------------------------------------------------------------
Cymat Corp.-Wts., expiring 06/23/08
 (Aluminum) (Acquired 06/22/05; Cost $ 0)                          (b)(c)(d)       700,000                                         0
------------------------------------------------------------------------------------------------------------------------------------
FirstService Corp. (Diversified Commercial
& Professional Services)                                           (a)             245,100                                 5,913,791
------------------------------------------------------------------------------------------------------------------------------------
Husky Injection Molding Systems Ltd.
(Industrial Machinery)                                             (a)             773,900                                 2,623,283
------------------------------------------------------------------------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products)                                 (a)             373,300                                 7,784,325
------------------------------------------------------------------------------------------------------------------------------------
Mega Bloks Inc. (Leisure Products)
(Acquired 07/11/05; Cost $372,083)                                 (a)(b)(c)        20,600                                   365,131
------------------------------------------------------------------------------------------------------------------------------------
Sleeman Breweries Ltd. (Brewers)                                   (a)             436,900                                 5,049,526
------------------------------------------------------------------------------------------------------------------------------------
Vincor International Inc. (Distillers & Vintners)                  (a)             203,300                                 4,792,320
====================================================================================================================================

Total Foreign Stocks & Other Equity Interests
(Cost $23,419,348)                                                                                                        27,896,490
====================================================================================================================================

U.S. GOVERNMENT AGENCY SECURITIES--16.25%
FEDERAL HOME LOAN BANK (FHLB)--16.25%
Unsec. Disc. Notes,
3.10%, 08/01/05 (Cost $29,005,004)                                 (e)          29,010,000                                29,005,004
====================================================================================================================================

TOTAL INVESTMENTS--100.00%
(Cost $159,457,688)                                                                                                     $178,529,952
____________________________________________________________________________________________________________________________________
====================================================================================================================================


     Investment Abbreviations:

     Disc.                                                      Discounted
     Unsec.                                                     Unsecured
     Wts.                                                       Warrants

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate market value of these securities at July 31, 2005 was $720,191, which represented 0.40% of the Fund's Total Investments. See Note 1A.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at July 31, 2005 was $720,191, which represented 0.40% of the Fund's Total Investments. These securities are considered to be illiquid. The Fund is limited to investing 15% of net assets in illiquid securities.

(d) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(e) Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.


     See accompanying notes which are an integral part of this schedule.


T-SCO-QTR-1                           F-3

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
July 31, 2005
(Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.


T-SCO-QTR-1                           F-4

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


T-SCO-QTR-1                           F-5

NOTE 2--INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the nine months ended July 31, 2005 was $108,026,032 and $8,691,933 respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

  UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
==================================================================================
Aggregate unrealized appreciation of investment securities            $20,884,676
----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (1,812,412)
==================================================================================
Net unrealized appreciation of investment securities                  $19,072,264
__________________________________________________________________________________
==================================================================================
Investments have the same cost for tax and financial statement purposes.


T-SCO-QTR-1                           F-6

Item 2.   Controls and Procedures.

     (a) As of September 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of September 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.   Exhibits.

          Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds

By:     /s/ ROBERT H. GRAHAM
        ---------------------------
        Robert H. Graham
        Principal Executive Officer

Date:   September 29, 2005

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:     /s/ ROBERT H. GRAHAM
        ---------------------------
        Robert H. Graham
        Principal Executive Officer

Date:   September 29, 2005


By:     /s/ SIDNEY M. DILGREN
        ---------------------------
        Sidney M. Dilgren
        Principal Financial Officer

Date:   September 29, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.